Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment

As at December 31	2013			2012
	Cost	Accumulated DD&A(1)	Net	Cost	Accumulated DD&A(1)	Net

Canadian Division
Proved properties	$25,003	$(23,012)	$1,991	$26,024	$(23,962)	$2,062
Unproved properties	598	-	598	716	-	716
Other	139	-	139	182	-	182
	25,740	(23,012)	2,728	26,922	(23,962)	2,960

USA Division
Proved properties	26,529	(22,074)	4,455	24,825	(21,236)	3,589
Unproved properties	470	-	470	579	-	579
Other	202	-	202	237	-	237
	27,201	(22,074)	5,127	25,641	(21,236)	4,405

Market Optimization	223	(132)	91	235	(129)	106
Corporate & Other	2,655	(566)	2,089	2,829	(549)	2,280
	$55,819	$(45,784)	$10,035	$55,627	$(45,876)	$9,751

(1) Depreciation, depletion and amortization.